UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

May 31, 2012

1.802201.108

MON-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 41.5%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.9%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 30,000,000	$ 30,000,000
Citibank NA
7/9/12 to 7/10/12	0.40	48,000,000	48,000,000
State Street Bank & Trust Co., Boston
8/29/12	0.28	35,000,000	35,000,000
			113,000,000
London Branch, Eurodollar, Foreign Banks - 3.9%
Australia & New Zealand Banking Group Ltd.
6/6/12	0.61	11,000,000	11,000,000
Bank of Montreal
8/6/12	0.38	53,000,000	53,000,000
Commonwealth Bank of Australia
8/8/12	0.40	26,000,000	26,000,000
ING Bank NV
6/1/12	0.40	50,000,000	50,000,000
National Australia Bank Ltd.
9/10/12 to 11/29/12	0.35 to 0.40 (d)	90,000,000	90,000,000
			230,000,000
New York Branch, Yankee Dollar, Foreign Banks - 35.7%
Bank of Montreal Chicago CD Program
9/26/12 to 6/6/13	0.39 to 0.67 (d)	129,000,000	129,010,411
Bank of Nova Scotia
6/22/12 to 6/11/13	0.31 to 0.72 (d)	204,060,000	204,080,300
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 11/14/12	0.42 to 0.50 (d)	200,000,000	200,000,000
Canadian Imperial Bank of Commerce
9/24/12 to 6/17/13	0.41 to 0.67 (d)	216,000,000	216,013,777
Mitsubishi UFJ Trust & Banking Corp.
7/18/12 to 8/16/12	0.43	40,000,000	40,000,000
Mizuho Corporate Bank Ltd.
6/5/12 to 8/6/12	0.18 to 0.40	65,000,000	65,000,000
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.57 (d)	61,000,000	61,000,000
Nordea Bank Finland PLC
6/15/12 to 8/24/12	0.30 to 0.35	104,000,000	103,996,280
Rabobank Nederland New York Branch
6/1/12 to 6/14/12	0.29 to 0.50 (d)	218,000,000	218,000,000
Royal Bank of Canada
5/31/13	0.83 (d)	75,000,000	75,000,000
Royal Bank of Scotland PLC Connecticut Branch
6/27/12	0.40	55,000,000	55,000,000
Sumitomo Mitsui Banking Corp.
6/2/12 to 9/24/12	0.38 to 0.40 (d)	259,000,000	259,000,000
Sumitomo Trust & Banking Co. Ltd.
7/9/12 to 8/21/12	0.41 to 0.45	135,000,000	135,000,000

	Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
7/19/12	0.27%	$ 60,000,000	$ 60,000,400
Toronto-Dominion Bank
10/19/12 to 2/4/13	0.44 to 0.49 (d)	105,000,000	105,000,000
UBS AG
6/22/12	0.35	160,000,000	160,000,000
			2,086,101,168
TOTAL CERTIFICATE OF DEPOSIT			2,429,101,168
Financial Company Commercial Paper - 15.7%

Bank of Nova Scotia
7/5/12	0.46	20,000,000	19,991,311
Barclays Bank PLC
6/14/12 to 8/9/12	0.70 to 1.00 (b)	30,000,000	30,000,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	6,000,000	5,995,000
BNP Paribas Finance, Inc.
6/4/12	0.37	61,000,000	60,998,119
BP Capital Markets PLC
6/8/12	0.25	10,000,000	9,999,514
Citigroup Funding, Inc.
6/8/12 to 7/2/12	0.50	161,000,000	160,952,444
Commonwealth Bank of Australia
6/8/12 to 11/27/12	0.29 to 0.62 (d)	121,000,000	120,991,149
DNB Bank ASA
6/11/12 to 9/18/12	0.30 to 0.40	70,000,000	69,955,256
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30 (d)	85,000,000	84,967,750
Nationwide Building Society
7/10/12 to 8/14/12	0.52	108,000,000	107,917,840
Skandinaviska Enskilda Banken AB
8/9/12 to 8/17/12	0.50	59,000,000	58,940,292
Svenska Handelsbanken, Inc.
6/15/12	0.32	4,000,000	3,999,502
Swedbank AB
6/14/12	0.32	31,000,000	30,996,418
Toronto Dominion Holdings (USA)
7/31/12	0.28	50,000,000	49,976,667
Toyota Motor Credit Corp.
6/29/12 to 7/2/12	0.32	50,000,000	49,987,156
UBS Finance, Inc.
6/28/12	0.30	50,000,000	49,988,750
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			915,657,168
Asset Backed Commercial Paper - 3.8%
	Yield (a)	Principal Amount	Value
Ciesco LP (Citibank NA Guaranteed)

6/21/12	0.37%	$ 3,000,000	$ 2,999,383
6/25/12	0.38	17,000,000	16,995,693
6/26/12	0.37	2,000,000	1,999,486
7/2/12	0.38	16,000,000	15,994,764
7/5/12	0.40	3,000,000	2,998,867
7/6/12	0.38	11,000,000	10,995,936
Govco, Inc. (Liquidity Facility Citibank NA)

6/1/12	0.36	12,000,000	12,000,000
6/11/12	0.37	3,000,000	2,999,692
6/13/12	0.37	6,000,000	5,999,260
6/15/12	0.38	15,000,000	14,997,783
6/15/12	0.37	3,000,000	2,999,568
6/18/12	0.37	7,000,000	6,998,777
6/22/12	0.37	11,000,000	10,997,626
6/27/12	0.37	20,000,000	19,994,656
6/29/12	0.38	7,000,000	6,997,931
6/4/12	0.37	7,000,000	6,999,784
7/2/12	0.39	4,000,000	3,998,657
7/3/12	0.39	7,000,000	6,997,573
7/6/12	0.40	8,000,000	7,996,889
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)

6/11/12	0.31 (b)	13,000,000	12,998,881
6/13/12	0.31 (b)	11,000,000	10,998,863
6/21/12	0.35 (b)	13,000,000	12,997,472
6/22/12	0.35 (b)	7,000,000	6,998,571
6/25/12	0.35 (b)	9,000,000	8,997,900
6/28/12	0.35 (b)	7,000,000	6,998,163
TOTAL ASSET BACKED COMMERCIAL PAPER	221,952,175
Other Commercial Paper - 1.5%

Comcast Corp.
6/8/12	0.45	2,000,000	1,999,825
Devon Energy Corp.
7/2/12	0.44 (d)	29,000,000	29,000,000
Ecolab, Inc.
7/2/12	0.52 (d)	19,000,000	19,000,000
Sempra Global
6/29/12	0.42	4,000,000	3,998,693
Viacom, Inc.
6/8/12 to 6/25/12	0.42 to 0.44	12,000,000	11,998,129
Xerox Corp.
6/6/12 to 6/29/12	0.63 to 0.68	26,000,000	25,993,982
TOTAL OTHER COMMERCIAL PAPER	91,990,629
Treasury Debt - 15.5%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 15.5%
U.S. Treasury Bills
9/13/12 to 11/23/12	0.15%	$ 461,000,000	$ 460,729,736
U.S. Treasury Notes
8/31/12 to 4/15/13	0.10 to 0.22	444,000,000	446,682,937
TOTAL TREASURY DEBT	907,412,673
Other Note - 4.9%

Medium-Term Notes - 4.9%
Royal Bank of Canada
5/31/13 to 6/14/13	0.52 to 0.72 (b)(d)	147,450,000	147,450,000
6/6/13	0.52 (d)	70,000,000	69,984,223
Westpac Banking Corp.
6/8/12 to 6/14/12	0.58 (b)(d)	73,000,000	73,000,000
TOTAL OTHER NOTE	290,434,223
Variable Rate Demand Note - 1.1%

Michigan - 0.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, LOC Bank of America NA, VRDN
6/7/12	0.26 (d)	15,000,000	15,000,000
Non State Specific - 0.9%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
6/7/12	0.21 (d)	40,000,000	40,000,000
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
6/7/12	0.21 (d)	10,000,000	10,000,000
			50,000,000
TOTAL VARIABLE RATE DEMAND NOTE	65,000,000
Government Agency Debt - 0.7%

Other Government Related - 0.7%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

7/9/12	0.18 (c)	14,000,000	13,997,760
7/11/12	0.18 (c)	24,000,000	23,995,800
TOTAL GOVERNMENT AGENCY DEBT	37,993,560
Insurance Company Funding Agreement - 0.1%
	Yield (a)	Principal Amount	Value
Medium-Term Notes - 0.1%
Metropolitan Life Insurance Co.
7/20/12	0.80% (d)(f)	$ 5,000,000	$ 5,000,000
Other Instrument - 1.2%

Asset-Backed Securities - 0.0%
Honda Auto Receivables Owner Trust
10/22/12	0.40	1,871,306	1,871,306
Time Deposits - 1.2%
Lloyds TSB Bank PLC
6/7/12	0.20	68,000,000	68,000,000
TOTAL OTHER INSTRUMENT			69,871,306
Other Municipal Debt - 0.3%

New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 6/25/12, CP mode (e)	16,500,000	16,500,000
Government Agency Repurchase Agreement - 0.9%
	Maturity Amount
In a joint trading account at 0.24% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	$ 499,003	499,000
With:
Barclays Capital, Inc. at 0.2%, dated:
3/22/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $18,397,630, 3% - 6.5%, 10/1/25 - 5/1/42)	18,009,000	18,000,000
3/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $10,223,030, 3% - 7.5%, 10/1/25 - 5/1/42)	10,005,000	10,000,000

	Maturity Amount	Value
ING Financial Markets LLC at 0.2%, dated:
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $20,401,727, 3% - 6.11%, 2/1/26 - 7/1/41)	$ 20,003,667	$ 20,000,000
5/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $6,120,276, 2.46%, 9/1/36 - 8/1/46)	6,001,000	6,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		54,499,000
Other Repurchase Agreement - 13.0%

Other Repurchase Agreement - 13.0%
With:
Barclays Capital, Inc. at:
0.27%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $39,900,299, 0.41% - 5.85%, 6/25/12 - 2/1/37)	38,000,285	38,000,000
0.38%, dated 5/29/12 due 6/5/12 (Collateralized by Equity Securities valued at $7,410,643)	7,000,517	7,000,000
BNP Paribas Securities Corp. at 0.48%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $134,287,264, 3.75% - 9.13%, 8/1/12 - 6/1/36)	125,001,667	125,000,000
Credit Suisse Securities (USA) LLC at:
0.25%, dated 5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $11,330,193, 0.44%, 5/20/37	11,000,535	11,000,000
0.31%, dated 5/30/12 due 6/6/12 (Collateralized by Equity Securities at $22,680,901)	21,001,266	21,000,000
0.75%, dated 5/25/12 due 7/24/12 (Collateralized by Mortgage Loan Obligations valued at $5,400,978, 0.40% - 6%, 3/25/36 - 4/25/38)	5,006,250	5,000,000
0.87%, dated:
4/12/12 due 7/11/12 (Collateralized by Mortgage Loan Obligations valued at $22,706,961, 0.40% - 6.40%, 8/25/36 - 4/19/48)	21,045,675	21,000,000
5/10/12 due 8/8/12 (Collateralized by Equity Securities valued at $5,437,150)	5,010,875	5,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
0.87%, dated:
5/22/12 due 8/20/12 (Collateralized by Equity Securities valued at $5,438,766)	$ 5,010,875	$ 5,000,000
0.9%, dated:
4/3/12 due 7/3/12 (Collateralized by Mortgage Loan Obligations valued at $5,408,221, 0.40% - 6.96%, 8/25/35 - 1/25/37)	5,011,375	5,000,000
4/18/12 due 7/18/12 (Collateralized by Corporate Obligations valued at $17,298,630, 0.41% - 5.36%, 3/25/36 - 5/25/47)	16,036,400	16,000,000
4/24/12 due 7/23/12 (Collateralized by Mortgage Loan Obligations valued at $10,812,612, 0.81%, 7/15/24)	10,022,500	10,000,000
5/1/12 due 8/1/12 (Collateralized by Corporate Obligations valued at $22,039,530, 1.75%, 4/15/15)	21,048,300	21,000,000
ING Financial Markets LLC at:
0.31%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $159,601,375, 1.38% - 9.38%, 12/3/12 - 3/1/41)	152,001,309	152,000,000
0.34%, dated:
5/16/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $3,153,429, 5.62%, 1/15/17)	3,000,850	3,000,000
5/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $3,150,017, 2.75% - 5.70%, 8/16/21 - 4/15/40)	3,000,850	3,000,000
J.P. Morgan Clearing Corp. at:
0.64%, dated 4/23/12 due 7/20/12 (Collateralized by Equity Securities valued at $7,608,831)	7,010,951	7,000,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $15,217,762)	14,060,562	14,000,000

	Maturity Amount	Value
J.P. Morgan Clearing Corp. at:
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $29,348,834, 2% - 4%, 8/1/12 - 5/15/41)	$ 27,143,325	$ 27,000,000
J.P. Morgan Securities, Inc. at:
0.49%, dated 5/18/12 due 6/18/12 (Collateralized by Mortgage Loan Obligations valued at $15,123,550, 0.43% - 0.56%, 11/20/35 - 9/19/37)	14,005,907	14,000,000
0.64%, dated 5/31/12 due 6/1/12 (Collateralized by Mortgage Loan Obligations valued at $86,400,504, 2.64% - 49.07%, 12/12/16 - 1/15/46)	80,001,422	80,000,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $10,819,664, 0.56% - 0.74%, 11/20/35 - 9/25/37)	10,047,236	10,000,000
Mizuho Securities USA, Inc. at 0.43%, dated 5/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $10,501,129, 4.25% - 4.50%, 5/1/13 - 8/15/18)	10,003,583	10,000,000
RBS Securities, Inc. at:
0.61%, dated 5/30/12 due 6/6/12 (Collateralized by U.S. Government Obligations valued at $58,713,197, 4.50%, 5/15/40 - 11/15/40)	57,006,761	57,000,000
0.66%, dated 5/11/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $14,944,999, 0% - 0.69%, 12/25/19 - 1/12/45)	14,007,957	14,000,000
0.85%, dated 5/18/12 due 6/18/12 (Collateralized by U.S. Government Obligations valued at $27,821,181, 4% - 5%, 5/25/40 - 6/25/42)	27,019,763	27,000,000
Royal Bank of Scotland PLC at:
0.61%, dated 5/30/12 due 6/6/12 (Collateralized by U.S. Government Obligations valued at $16,322,034, 2.69% - 3.50%, 6/15/42 - 11/15/51)	16,001,898	16,000,000
0.66%, dated 5/11/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $14,424,347, 3%, 11/25/30)	14,007,957	14,000,000
UBS Securities LLC at:
0.47%, dated 4/9/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $7,565,232, 3.75% - 6%, 11/15/14 - 6/15/17)	7,005,483	7,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at:
0.5%, dated 4/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $6,483,511, 12.50%, 11/01/19)	$ 6,005,000	$ 6,000,000
0.51%, dated 5/21/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $5,400,842, 6%, 6/15/17)	5,004,250	5,000,000
TOTAL OTHER REPURCHASE AGREEMENT		756,000,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,861,411,902)		5,861,411,902
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,245,848)
NET ASSETS - 100%		$ 5,851,166,054
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $310,439,850 or 5.3% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $37,993,560 or 0.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.8%, 7/20/12	3/26/02	$ 5,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$499,000 due 6/01/12 at 0.24%
Deutsche Bank Securities, Inc.	$ 34,150
J.P. Morgan Securities, Inc.	27,344
Mizuho Securities USA, Inc.	437,506
$ 499,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2012, the cost of investment securities for income tax purposes was $5,861,411,902.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

May 31, 2012

1.832120.106

ITB-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.875% 2/15/21	$ 2,466,000	$ 3,807,657
8% 11/15/21	7,974,000	12,638,168
8.125% 8/15/19	5,765,000	8,628,135
8.125% 5/15/21	2,390,000	3,763,316
8.125% 8/15/21	2,420,000	3,837,213
8.5% 2/15/20	2,235,000	3,458,837
8.75% 5/15/20	1,810,000	2,856,973
8.75% 8/15/20	4,195,000	6,676,603
8.875% 8/15/17	4,093,000	5,813,337
8.875% 2/15/19	5,511,000	8,378,875
9% 11/15/18	2,898,000	4,387,752
9.125% 5/15/18	2,653,000	3,947,375
U.S. Treasury Notes:
1.125% 5/31/19	23,333,000	23,497,054
1.25% 1/31/19	19,541,000	19,918,083
1.25% 4/30/19	22,234,000	22,603,996
1.375% 9/30/18	20,051,000	20,627,466
1.375% 11/30/18	15,722,000	16,171,555
1.375% 12/31/18	14,351,000	14,759,114
1.375% 2/28/19	22,842,000	23,463,028
1.5% 8/31/18	19,485,000	20,203,509
1.5% 3/31/19	21,492,000	22,224,060
1.75% 10/31/18	12,358,000	13,002,939
1.75% 5/15/22	20,190,000	20,524,387
1.875% 8/31/17	23,428,000	24,795,235
1.875% 9/30/17	20,449,000	21,645,594
1.875% 10/31/17	22,930,000	24,271,772
2% 11/15/21	52,754,000	55,066,102
2% 2/15/22	54,135,000	56,376,514
2.125% 8/15/21	47,324,000	50,059,895
2.25% 11/30/17	18,737,000	20,227,172
2.25% 7/31/18	11,686,000	12,651,007
2.375% 7/31/17	18,852,000	20,426,444
2.375% 5/31/18	11,489,000	12,512,233
2.375% 6/30/18	14,164,000	15,433,222
2.5% 6/30/17	17,279,000	18,823,311
2.625% 1/31/18	13,060,000	14,386,400
2.625% 4/30/18	10,871,000	11,998,866
2.625% 8/15/20	38,296,000	42,421,781
2.625% 11/15/20	51,508,000	56,992,775
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 12/31/17	$ 13,816,000	$ 15,302,298
2.75% 2/28/18	10,664,000	11,830,375
2.75% 2/15/19	25,338,000	28,338,982
2.875% 3/31/18	12,695,000	14,186,663
3.125% 5/15/19	30,040,000	34,391,114
3.125% 5/15/21	34,932,000	40,040,805
3.375% 11/15/19	31,358,000	36,541,854
3.5% 2/15/18	22,049,000	25,363,229
3.5% 5/15/20	37,251,000	43,819,394
3.625% 8/15/19	24,071,000	28,445,158
3.625% 2/15/20	47,292,000	56,037,331
3.625% 2/15/21	44,013,000	52,306,722
3.75% 11/15/18	25,442,000	30,037,461
3.875% 5/15/18	10,485,000	12,349,359
4% 8/15/18	11,944,000	14,234,823
4.25% 11/15/17	14,386,000	17,074,384
4.75% 8/15/17	12,618,000	15,230,317
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,114,791,547)		1,218,808,024
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $6,349,000)	$ 6,349,032	6,349,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,121,140,547)		1,225,157,024
NET OTHER ASSETS (LIABILITIES) - 0.0%		264,463
NET ASSETS - 100%		$ 1,225,421,487
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,349,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 3,162,262
Credit Suisse Securities (USA) LLC	1,820,993
Mizuho Securities USA, Inc.	1,365,745
$ 6,349,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,120,989,787. Net unrealized appreciation aggregated $104,167,237, of which $104,180,953 related to appreciated investment securities and $13,716 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

May 31, 2012

1.832125.106

LBX-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
3% 5/15/42	$ 6,580,000	$ 7,052,938
3.125% 11/15/41	18,794,000	20,638,161
3.125% 2/15/42	19,034,000	20,895,754
3.5% 2/15/39	10,344,000	12,225,315
3.75% 8/15/41	17,830,000	21,955,964
3.875% 8/15/40	13,758,000	17,298,539
4.25% 5/15/39	11,167,000	14,892,244
4.25% 11/15/40	16,032,000	21,420,259
4.375% 2/15/38	6,031,000	8,168,236
4.375% 11/15/39	15,181,000	20,648,528
4.375% 5/15/40	15,728,000	21,412,194
4.375% 5/15/41	15,759,000	21,491,336
4.5% 2/15/36	8,313,000	11,384,911
4.5% 5/15/38	7,324,000	10,112,840
4.5% 8/15/39	9,658,000	13,377,837
4.625% 2/15/40	14,522,000	20,514,590
4.75% 2/15/37	3,924,000	5,580,666
4.75% 2/15/41	12,663,000	18,266,378
5% 5/15/37	4,568,000	6,727,093
5.25% 11/15/28	3,951,000	5,657,338
5.25% 2/15/29	3,916,000	5,621,908
5.375% 2/15/31	6,124,000	9,083,613
5.5% 8/15/28	3,225,000	4,721,600
6% 2/15/26	4,710,000	6,998,029
6.125% 11/15/27	6,770,000	10,402,525
6.125% 8/15/29	2,602,000	4,089,613
6.25% 8/15/23	7,666,000	11,242,664
6.25% 5/15/30	4,535,000	7,283,636
6.375% 8/15/27	2,618,000	4,097,987
6.5% 11/15/26	2,728,000	4,268,041
6.625% 2/15/27	2,552,000	4,049,307
6.75% 8/15/26	1,851,000	2,945,404
6.875% 8/15/25	3,033,000	4,800,196
7.125% 2/15/23	3,549,000	5,478,769
7.25% 8/15/22	3,219,000	4,962,288
7.5% 11/15/24	2,817,000	4,607,556
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.625% 11/15/22	$ 1,791,000	$ 2,840,974
7.625% 2/15/25	2,276,000	3,771,760
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $323,563,342)		400,986,991
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $3,063,000)	$ 3,063,016	3,063,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $326,626,342)		404,049,991
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(585,695)
NET ASSETS - 100%		$ 403,464,296
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,063,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 1,525,597
Credit Suisse Securities (USA) LLC	878,516
Mizuho Securities USA, Inc.	658,887
$ 3,063,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $327,730,978. Net unrealized appreciation aggregated $76,319,013, of which $76,333,692 related to appreciated investment securities and $14,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

May 31, 2012

1.832122.106

STD-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,977,000	$ 3,760,091
7.5% 11/15/16	2,290,000	2,984,335
9.25% 2/15/16	663,000	876,818
9.875% 11/15/15	617,000	817,139
10.625% 8/15/15	421,000	558,318
11.25% 2/15/15	1,317,000	1,702,120
U.S. Treasury Notes:
0.125% 8/31/13	8,060,000	8,049,611
0.125% 9/30/13	8,120,000	8,107,633
0.125% 12/31/13	8,104,000	8,086,593
0.25% 10/31/13	8,611,000	8,611,672
0.25% 11/30/13	8,374,000	8,373,347
0.25% 1/31/14	8,014,000	8,012,750
0.25% 2/28/14	7,609,000	7,607,220
0.25% 3/31/14	6,290,000	6,288,038
0.25% 4/30/14	7,828,000	7,825,863
0.25% 5/31/14	5,386,000	5,384,320
0.25% 9/15/14	7,323,000	7,315,560
0.25% 12/15/14	7,744,000	7,729,480
0.25% 1/15/15	7,238,000	7,223,864
0.25% 2/15/15	7,103,000	7,085,797
0.25% 5/15/15	5,262,000	5,246,788
0.375% 6/30/13	8,045,000	8,058,516
0.375% 7/31/13	8,056,000	8,069,534
0.375% 11/15/14	7,622,000	7,633,311
0.375% 3/15/15	5,880,000	5,885,051
0.375% 4/15/15	6,121,000	6,126,258
0.5% 10/15/13	5,545,000	5,564,280
0.5% 11/15/13	5,977,000	5,998,481
0.5% 8/15/14	7,477,000	7,510,878
0.5% 10/15/14	7,291,000	7,324,604
0.625% 7/15/14	7,552,000	7,604,509
0.625% 5/31/17	7,855,000	7,840,885
0.75% 8/15/13	7,931,000	7,980,569
0.75% 9/15/13	7,158,000	7,204,692
0.75% 12/15/13	5,391,000	5,431,433
0.75% 6/15/14	7,325,000	7,393,672
0.875% 11/30/16	7,738,000	7,836,536
0.875% 12/31/16	7,893,000	7,988,576
0.875% 1/31/17	7,614,000	7,704,416
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 2/28/17	$ 7,975,000	$ 8,069,703
0.875% 4/30/17	7,954,000	8,041,621
1% 7/15/13	6,792,000	6,850,635
1% 1/15/14	4,083,000	4,131,008
1% 5/15/14	6,064,000	6,148,326
1% 8/31/16	7,552,000	7,691,244
1% 9/30/16	7,553,000	7,690,487
1% 10/31/16	7,848,000	7,989,021
1% 3/31/17	7,990,000	8,127,332
1.125% 6/15/13	7,046,000	7,112,331
1.25% 2/15/14	4,824,000	4,903,895
1.25% 3/15/14	4,707,000	4,789,373
1.25% 4/15/14	6,051,000	6,160,202
1.25% 8/31/15	7,424,000	7,626,423
1.25% 9/30/15	7,110,000	7,303,307
1.25% 10/31/15	7,177,000	7,372,688
1.375% 11/30/15	6,721,000	6,933,659
1.5% 12/31/13	6,207,000	6,327,745
1.5% 6/30/16	7,080,000	7,353,246
1.5% 7/31/16	7,547,000	7,841,801
1.75% 1/31/14	5,893,000	6,038,021
1.75% 3/31/14	7,070,000	7,260,558
1.75% 7/31/15	6,893,000	7,184,340
1.75% 5/31/16	5,118,000	5,365,501
1.875% 2/28/14	4,807,000	4,940,885
1.875% 4/30/14	7,040,000	7,253,396
1.875% 6/30/15	5,503,000	5,752,352
2% 11/30/13	5,292,000	5,429,264
2% 1/31/16	6,586,000	6,949,257
2% 4/30/16	5,164,000	5,459,722
2.125% 11/30/14	9,130,000	9,537,280
2.125% 5/31/15	7,603,000	7,997,999
2.125% 12/31/15	3,270,000	3,463,391
2.125% 2/29/16	3,590,000	3,807,644
2.25% 5/31/14	6,839,000	7,106,145
2.25% 1/31/15	8,627,000	9,061,723
2.25% 3/31/16	4,873,000	5,197,357
2.375% 8/31/14	8,576,000	8,972,640
2.375% 9/30/14	8,975,000	9,409,022
2.375% 10/31/14	8,542,000	8,963,761
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 2/28/15	$ 8,979,000	$ 9,472,845
2.375% 3/31/16	3,472,000	3,717,210
2.5% 3/31/15	9,199,000	9,750,933
2.5% 4/30/15	8,359,000	8,873,597
2.625% 6/30/14	8,491,000	8,904,936
2.625% 7/31/14	7,919,000	8,315,568
2.625% 12/31/14	8,509,000	9,011,559
2.625% 2/29/16	2,882,000	3,107,831
2.625% 4/30/16	2,944,000	3,182,281
2.75% 10/31/13	5,163,000	5,344,510
2.75% 11/30/16	5,399,000	5,910,642
2.75% 5/31/17	4,600,000	5,066,826
3% 8/31/16	5,201,000	5,729,635
3% 9/30/16	5,356,000	5,907,084
3% 2/28/17	5,244,000	5,818,790
3.125% 8/31/13	5,089,000	5,271,888
3.125% 9/30/13	5,854,000	6,077,869
3.125% 10/31/16	5,901,000	6,548,269
3.125% 1/31/17	6,156,000	6,857,205
3.125% 4/30/17	4,437,000	4,961,121
3.25% 5/31/16	3,521,000	3,897,582
3.25% 6/30/16	3,900,000	4,323,212
3.25% 7/31/16	4,866,000	5,403,163
3.25% 12/31/16	4,830,000	5,400,920
3.25% 3/31/17	5,213,000	5,852,812
3.375% 6/30/13	4,678,000	4,836,795
3.375% 7/31/13	4,532,000	4,697,522
4% 2/15/14	5,942,000	6,318,711
4% 2/15/15	6,474,000	7,108,251
4.125% 5/15/15	5,511,000	6,117,210
4.25% 8/15/13	6,087,000	6,380,649
4.25% 11/15/13	6,820,000	7,214,817
4.25% 8/15/14	5,070,000	5,508,869
4.25% 11/15/14	5,507,000	6,033,607
4.25% 8/15/15	6,322,000	7,094,473
4.5% 11/15/15	4,556,000	5,187,079
4.5% 2/15/16	4,275,000	4,904,229
4.5% 5/15/17	2,910,000	3,453,125
4.625% 11/15/16	4,146,000	4,878,026
4.625% 2/15/17	3,002,000	3,556,196
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14	$ 6,033,000	$ 6,557,117
4.875% 8/15/16	3,495,000	4,122,188
5.125% 5/15/16	3,356,000	3,959,295
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $758,443,580)		775,054,310
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) # (Cost $4,252,000)	$ 4,252,022	4,252,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $762,695,580)		779,306,310
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,093,167
NET ASSETS - 100%		$ 780,399,477
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,252,000 due 6/01/12 at 0.18%
Barclays Capital, Inc.	$ 2,117,805
Credit Suisse Securities (USA) LLC	1,219,540
Mizuho Securities USA, Inc.	914,655
$ 4,252,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $762,706,525. Net unrealized appreciation aggregated $16,599,785, of which $16,616,965 related to appreciated investment securities and $17,180 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012